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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549
                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004
Check here if Amendment [ ]; Amendment Number:
                                               -----------------

This Amendment (Check only one.):                 [ ] is a restatement.
                                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Windward Investment Management, Inc.
Address: 53 State Street
         Suite 1220
         Boston, MA 02109
13F File Number: 28-
                     ------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Denise Kampf
Title: Director of Ops & Client Service
Phone: 617-241-2207

Signature,     Place,       and Date of Signing:
DENISE KAMPF   BOSTON, MA   January 24, 2005

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

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                              FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                       0
Form 13F Information Table Entry Total:                  16
Form 13F Information Table Value Total:                  175,975

List of Other Included Managers:                         NONE

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                           Form 13F Information Table

       Column 1           Column 2     Column 3   Column 4          Column 5           Column 6    Column 7          Column 8
                                                               SHRS                                              Voting Authority
                          Title of                  Value     or PRN   SH /   PUT /   Investment     Other    ----------------------
    Name of Issuer          Class       CUSIP     (x$1000)     Amt     PRN    CALL    Discretion   Managers     Sole    Shared   Non
----------------------   ----------   ---------   --------   -------   ----   -----   ----------   --------   -------   ------   ---
   Inverness Medical         COM      46126P106      2054      81817    SH               Sole                   81817
    Innovations In
      Ishares Inc           MSCI      464286871     16247    1343879    SH               Sole                 1343879
                            Hong
                            Kong
  General Electric Co        COM      369604103       460      12603    SH               Sole                   12603
      Ishares Tr         DJ US Real   464287739      8426      68392    SH               Sole                   68392
                             Est
   Johnson & Johnson         COM      478160104       884      13941    SH               Sole                   13941
Vertex Pharmaceuticals       COM      92532F100       474      44815    SH               Sole                   44815
   Exxon Mobile Corp         COM      30231G102       284       5542    SH               Sole                    5542
      Ishares Tr            MSCI      464287234     21563     106826    SH               Sole                  106826
                         Emerge Mkt
      Ishares Tr          MSCI EAFE   464287465      7561      47182    SH               Sole                   47182
                             Idx
      Ishares Inc        MSCI Japan   464286848     14487    1326609    SH               Sole                 1326609

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
 Streettracks Gold Tr     Gold SHS    863307104      7847     179157    SH               Sole                  179157
      Ishares Tr           7-10 Yr    464287440     14384     169326    SH               Sole                  169326
                           Trs Bd
      Ishares Tr         1-3 Yr Trs   464287457     28942     355416    SH               Sole                  355416
                             Bd
      Ishares Tr         US TIPs Bd   464287176     22296     210721    SH               Sole                  210721
                             Fd
      Ishares Tr         20+ Yr Trs   464287432       261       2947    SH               Sole                    2947
                             Bd
   Vanguard Index Tr       Stk Mkt    922908769     29805     252481    SH               Sole                  252481
                           Vipers